Supplement dated February 14, 1997
     to the Statement of Additional Information dated May 1, 1996 of
          Flag Investors Intermediate-Term Income Fund, Inc.

     The Statement of Additional Information is hereby amended and supplemented as follows:

        Effective February 14, 1997, Flag Investors Intermediate-Term Income Fund, Inc. (the "Fund") will be known as Flag Investors Short-Intermediate Income Fund, Inc. This change was undertaken to more precisely reflect the average maturity and duration of the Fund's portfolio.

          PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE





































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                 Supplement dated February 14, 1997
               to the Prospectuses dated May 1, 1996
          as previously supplemented on December 31, 1996
                                 of
         Flag Investors Intermediate-Term Income Fund, Inc.
             (Class A Shares and Institutional Shares)

     The prospectuses are hereby amended and supplemented as follows:

     Effective February 14, 1997, Flag Investors Intermediate-Term Income Fund, Inc. (the "Fund") will be known as Flag Investors Short-Intermediate Income Fund, Inc. This change was undertaken to more precisely reflect the average maturity and duration of the Fund's portfolio.

         PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE




































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